Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Operating Activities [Abstract]
Net earnings	$ 2,066	$ 2,024	$ 2,530
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	819	823	867
Changes in operating working capital	42	(340)	(301)
Pension funding	(160)	(163)	(142)
Goodwill impairment, net of tax	496	528	19
Other	386	181	260
Net cash provided by operating activities	3,649	3,053	3,233
Investing activities
Capital expenditures	(678)	(665)	(647)
Purchases of businesses, net of cash and equivalents acquired	(19)	(187)	(232)
Divestitures of businesses	3	125	103
Other	(95)	(79)	(72)
Net cash used in investing activities	(789)	(806)	(848)
Financing activities
Net increase in short-term borrowings	374	348	185
Proceeds from long-term debt	496	4	1
Principal payments on long-term debt	(521)	(262)	(57)
Dividends paid	(1,181)	(1,171)	(1,039)
Purchases of treasury stock	(1,110)	(797)	(935)
Other	9	(21)	(42)
Net cash used in financing activities	(1,933)	(1,899)	(1,887)
Effect of exchange rate changes on cash and equivalents	(19)	(33)	(38)
Increase in cash and equivalents	908	315	460
Beginning cash and equivalents	2,367	2,052	1,592
Ending cash and equivalents	3,275	2,367	2,052
Changes in operating working capital
Receivables	(84)	(536)	(475)
Inventories	83	(49)	12
Other current assets	(32)	19	41
Accounts payable	14	143	194
Accrued expenses	64	91	(54)
Income taxes	(3)	(8)	(19)
Total changes in operating working capital	$ 42	$ (340)	$ (301)